OPERATING EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure of expenses [Abstract]
OPERATING EXPENSES
NOTE 9: OPERATING EXPENSES

	2021	2020	2019
	£m	£m	£m
Staff costs:
Salaries	2,260	2,382	2,370
Performance-based compensation	282	106	340
Social security costs	290	271	308
Pensions and other post-retirement benefit schemes (note 27)	523	552	518
Restructuring costs	88	161	89
Other staff costs	249	143	360
	3,692	3,615	3,985
Premises and equipment:
Rent and rates	116	115	114
Repairs and maintenance	161	172	182
Other[1]	(62)	138	150
	215	425	446
Other expenses:
Communications and data processing	1,154	996	1,022
Advertising and promotion	161	184	173
Professional fees	150	128	144
Regulatory and legal provisions (note 29)	1,177	414	2,190
Other	880	760	561
	3,522	2,482	4,090
Depreciation and amortisation:
Depreciation of property, plant and equipment[2]	1,823	2,017	2,040
Amortisation of other intangible assets (note 19)	954	653	562
	2,777	2,670	2,602
Goodwill impairment (note 18)	—	4	—
Total operating expenses	10,206	9,196	11,123
1Net of profits on disposal of operating lease assets of £249 million (2020: £127 million; 2019: £41 million).
2Comprising depreciation in respect of premises £121 million (2020: £124 million; 2019: £121 million), equipment £777 million (2020: £676 million; 2019: £710 million), operating lease assets £709 million (2020: £1,002 million; 2019: £1,006 million) and right-of-use assets £216 million (2020: £215 million; 2019: £203 million).
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2021	2020	2019
UK	63,649	67,115	69,321
Overseas	512	515	762
Total	64,161	67,630	70,083